Income Tax (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Tax Adjustments Provision For Active Financing Exception	$ 1,000,000
Cumulative Tax Benefit Adjustment			30,700,000
Unrecorded Tax Benefit Adjustment Impact By Year			12,000,000	9,000,000	6,000,000	3,000,000
Deferred Tax Assets, Valuation Allowance	102,228,000	10,100,000
Valuation Allowance Without Benefit Upon Release	25,900,000
Tax Adjustments Settlements And Unusual Provisions	4,200,000
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability	1,154,400,000	663,900,000
Proceeds from Income Tax Refunds	2,600,000	16,200,000	11,100,000
Cash paid for income taxes	113,400,000	113,200,000	140,100,000
Operating Loss Carryforwards	916,400,000	555,400,000
Operating Loss Carryforwards With Expiration Dates	419,200,000
Unrecognized Tax Benefits	279,801,000	245,636,000	194,260,000				182,354,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	40,000,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense	7,600,000	9,900,000	7,100,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 57,300,000	$ 49,600,000